Document Entity Information (USD $) In Billions, except Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Feb. 14, 2014	Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	AT&T Inc.
Entity Central Index Key	0000732717
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		5,207
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Public Float			$ 188.9
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes